GOVERNMENTAL SUPPORT (Narrative) (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Value added tax (VAT) payable		$ 9,507		$ 9,138
The Netherlands [Member]
Accumulated debt to tax authorities	€ 12,156	14,260	€ 18,245	18,984
Value added tax (VAT) payable	1,335	1,566	2,671	2,779
Income tax and other taxes payable	1,985	2,329	3,971	4,132
Other Liabilities	€ 8,836	$ 10,379	€ 11,603	$ 12,085